Quarterly Holdings Report
for
Fidelity® Women's Leadership Fund
July 31, 2026
WLF-NPRT1-0926
1.9893108.107
Common Stocks - 96.6%
	Shares	Value ($)
AUSTRALIA - 0.4%
Industrials - 0.4%
Commercial Services & Supplies - 0.4%
Brambles Ltd	51,584	708,130
BELGIUM - 0.7%
Health Care - 0.7%
Pharmaceuticals - 0.7%
UCB SA	5,070	1,303,178
CANADA - 0.9%
Consumer Discretionary - 0.9%
Specialty Retail - 0.9%
Aritzia Inc Subordinate Voting Shares (a)	16,193	1,613,467
CHILE - 0.5%
Materials - 0.5%
Metals & Mining - 0.5%
Antofagasta PLC	17,370	855,651
ITALY - 0.7%
Industrials - 0.7%
Electrical Equipment - 0.7%
Prysmian SpA	9,576	1,321,424
JAPAN - 0.5%
Information Technology - 0.5%
Semiconductors & Semiconductor Equipment - 0.5%
Renesas Electronics Corp	49,344	989,039
NETHERLANDS - 1.0%
Health Care - 0.5%
Biotechnology - 0.5%
Argenx SE ADR (a)	1,026	876,019
Information Technology - 0.5%
Semiconductors & Semiconductor Equipment - 0.5%
NXP Semiconductors NV	4,067	931,994
TOTAL NETHERLANDS		1,808,013
UNITED KINGDOM - 0.9%
Financials - 0.1%
Banks - 0.1%
Starling Bank Ltd (a)(b)(c)	34,700	113,176
Health Care - 0.8%
Pharmaceuticals - 0.8%
GSK PLC ADR	27,731	1,433,415
TOTAL UNITED KINGDOM		1,546,591
UNITED STATES - 91.0%
Communication Services - 6.2%
Interactive Media & Services - 6.2%
Alphabet Inc Class A	17,329	6,171,377
Alphabet Inc Class C	14,159	5,049,807
TOTAL COMMUNICATION SERVICES		11,221,184
Consumer Discretionary - 8.4%
Broadline Retail - 5.6%
Amazon.com Inc (a)	31,500	8,554,770
Etsy Inc (a)	16,691	1,363,321
		9,918,091
Hotels, Restaurants & Leisure - 0.7%
Starbucks Corp	11,579	1,218,690
Specialty Retail - 1.7%
Ross Stores Inc	4,863	1,220,953
Williams-Sonoma Inc	8,397	1,920,058
		3,141,011
Textiles, Apparel & Luxury Goods - 0.4%
Deckers Outdoor Corp (a)	8,102	784,922
TOTAL CONSUMER DISCRETIONARY		15,062,714
Consumer Staples - 4.5%
Beverages - 1.7%
Coca-Cola Co/The	24,873	2,178,626
Keurig Dr Pepper Inc	28,392	883,559
		3,062,185
Consumer Staples Distribution & Retail - 0.7%
Casey's General Stores Inc	1,459	1,270,789
Household Products - 0.8%
Procter & Gamble Co/The	10,065	1,454,292
Personal Care Products - 1.3%
Estee Lauder Cos Inc/The Class A	16,940	1,421,266
Kenvue Inc	48,497	933,082
		2,354,348
TOTAL CONSUMER STAPLES		8,141,614
Energy - 2.1%
Energy Equipment & Services - 0.9%
Baker Hughes Co Class A	27,295	1,651,075
Oil, Gas & Consumable Fuels - 1.2%
Cheniere Energy Inc	3,949	1,040,838
ConocoPhillips	8,821	1,062,754
		2,103,592
TOTAL ENERGY		3,754,667
Financials - 11.8%
Banks - 6.5%
Bank of America Corp	40,059	2,481,655
Citigroup Inc	15,072	1,996,286
Huntington Bancshares Inc/OH	61,822	1,053,447
JPMorgan Chase & Co	10,500	3,693,795
US Bancorp	16,404	1,033,616
Wells Fargo & Co	16,355	1,413,890
		11,672,689
Capital Markets - 1.5%
Bank of New York Mellon Corp/The	9,116	1,425,104
Nasdaq Inc	13,582	1,279,289
		2,704,393
Consumer Finance - 0.2%
SLM Corp	19,362	503,315
Financial Services - 1.2%
Mastercard Inc Class A	3,673	2,104,996
Insurance - 2.4%
Hartford Insurance Group Inc/The	13,131	1,863,421
Marsh & McLennan Cos Inc	6,105	1,158,057
Progressive Corp/The	6,395	1,352,031
		4,373,509
TOTAL FINANCIALS		21,358,902
Health Care - 8.5%
Biotechnology - 3.1%
Alnylam Pharmaceuticals Inc (a)	6,124	1,258,604
Biogen Inc (a)	5,260	1,067,517
Gilead Sciences Inc	11,550	1,503,927
Insmed Inc (a)	6,007	592,290
Relay Therapeutics Inc (a)	61,292	1,154,128
		5,576,466
Health Care Equipment & Supplies - 0.3%
Insulet Corp (a)	3,792	627,006
Health Care Providers & Services - 0.7%
CVS Health Corp	12,713	1,327,619
Life Sciences Tools & Services - 1.0%
Thermo Fisher Scientific Inc	3,032	1,741,278
Pharmaceuticals - 3.4%
Elanco Animal Health Inc (a)	37,722	994,729
Eli Lilly & Co	3,497	4,017,494
Viatris Inc	58,893	1,034,161
		6,046,384
TOTAL HEALTH CARE		15,318,753
Industrials - 11.2%
Aerospace & Defense - 0.7%
Boeing Co (a)	6,176	1,334,881
Air Freight & Logistics - 0.5%
United Parcel Service Inc Class B	8,672	903,795
Building Products - 0.7%
Trane Technologies PLC	2,914	1,325,724
Commercial Services & Supplies - 0.5%
Clean Harbors Inc (a)	3,132	979,940
Construction & Engineering - 1.3%
Granite Construction Inc	7,882	953,486
Quanta Services Inc	2,098	1,400,121
		2,353,607
Electrical Equipment - 3.4%
Eaton Corp PLC	3,344	1,388,429
GE Vernova Inc	2,293	2,270,735
nVent Electric PLC	9,342	1,437,080
Regal Rexnord Corp	4,496	922,714
		6,018,958
Machinery - 3.6%
Cummins Inc	2,221	1,408,558
Ingersoll Rand Inc	13,986	1,166,152
Parker-Hannifin Corp	2,167	2,116,141
Westinghouse Air Brake Technologies Corp	5,739	1,669,246
		6,360,097
Professional Services - 0.5%
UL Solutions Inc Class A	10,270	941,143
TOTAL INDUSTRIALS		20,218,145
Information Technology - 32.8%
Communications Equipment - 3.0%
Arista Networks Inc (a)	12,434	2,242,472
Cisco Systems Inc	17,517	2,031,797
Motorola Solutions Inc	2,620	1,141,665
		5,415,934
Electronic Equipment, Instruments & Components - 0.5%
Coherent Corp (a)	3,336	877,001
Semiconductors & Semiconductor Equipment - 12.2%
Broadcom Inc	6,893	2,683,307
First Solar Inc (a)	5,962	1,258,160
Marvell Technology Inc	8,150	1,528,614
Micron Technology Inc	4,051	3,334,095
NVIDIA Corp	65,321	13,113,191
		21,917,367
Software - 6.7%
AppLovin Corp Class A (a)	2,560	1,013,504
Gen Digital Inc	39,961	1,096,929
Microsoft Corp	19,663	9,137,790
Synopsys Inc (a)	2,322	902,701
		12,150,924
Technology Hardware, Storage & Peripherals - 10.4%
Apple Inc	40,989	12,661,912
Dell Technologies Inc Class C	5,114	2,073,062
Sandisk Corp (a)	1,665	2,022,692
Western Digital Corp	3,624	1,974,500
		18,732,166
TOTAL INFORMATION TECHNOLOGY		59,093,392
Materials - 2.3%
Construction Materials - 1.0%
CRH PLC	10,229	971,858
James Hardie Industries PLC (a)	34,949	918,809
		1,890,667
Metals & Mining - 1.3%
Newmont Corp	12,260	1,148,885
Steel Dynamics Inc	4,426	1,112,076
		2,260,961
TOTAL MATERIALS		4,151,628
Real Estate - 2.3%
Health Care REITs - 1.0%
Ventas Inc	19,435	1,817,367
Industrial REITs - 0.7%
Prologis Inc	8,567	1,238,874
Specialized REITs - 0.6%
Public Storage	3,161	1,024,701
TOTAL REAL ESTATE		4,080,942
Utilities - 0.9%
Electric Utilities - 0.9%
NextEra Energy Inc	18,010	1,565,429
TOTAL UNITED STATES		163,967,370
TOTAL COMMON STOCKS (Cost $110,331,958)		174,112,863

Convertible Preferred Stocks - 0.3%
	Shares	Value ($)
UNITED STATES - 0.3%
Health Care - 0.3%
Health Care Providers & Services - 0.3%
Somatus Inc Series E (a)(b)(c) (Cost $350,799)	402	506,978

Money Market Funds - 3.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (d) (Cost $5,653,398)	3.69	5,652,605	5,653,735

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $116,336,155)	180,273,576
NET OTHER ASSETS (LIABILITIES) - 0.0%	42,718
NET ASSETS - 100.0%	180,316,294

Legend

(a)	Non-income producing.
(b)	Level 3 security.
(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $620,154 or 0.3% of net assets.

(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Somatus Inc Series E	1/31/2022	350,799

Starling Bank Ltd	6/18/2021 - 4/5/2022	68,001

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Cash Central Fund	1,708,900	16,806,225	12,861,723	42,680	(4)	337	5,653,735	5,652,605
	1,708,900	16,806,225	12,861,723	42,680	(4)	337	5,653,735

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.